Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents		$ 49,880	$ 13,365
Accounts and notes receivable, net of allowance for doubtful accounts of $1,129 as of December 31, 2018 and $1,097 as of December 31, 2017		248,286	116,841
Inventories		293,717	174,151
Prepaid expenses and other current assets		46,168	44,872
Current assets of discontinued operations		0	5,313
Total current assets		638,051	354,542
Property, plant and equipment		688,842	642,651
Less: accumulated depreciation		175,137	129,810
Net property, plant and equipment	[1]	513,705	512,841
Deferred income taxes		71,707	30,768
Goodwill		171,117	171,117
Other assets		110,911	129,835
Total assets		1,505,491	1,199,103
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts payable		88,097	69,110
Short-term debt		106,323	16,474
Accrued income and other taxes		82,255	9,737
Other accrued liabilities		50,452	53,226
Current liabilities of discontinued operations		0	3,412
Total current liabilities		327,127	151,959
Long-term debt		2,050,311	322,900
Other long-term obligations		72,519	68,907
Deferred income taxes		45,825	41,746
Long-term debt - affiliate		86,478	0
Long-term liabilities of discontinued operations		0	376
Commitments and Contingencies – Notes 11 and 13
Stockholders’ (deficit) equity:
Preferred stock, par value $.01, 10,000,000 shares authorized, none issued		0	0
Common stock, par value $.01, 3,000,000,000 shares authorized, 290,537,612 and 302,225,923 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively		2,905	3,022
Additional paid – in capital		819,622	851,315
Accumulated other comprehensive (loss) income		(5,800)	20,289
Accumulated deficit		(1,893,496)	(261,411)
Total stockholders’ (deficit) equity		(1,076,769)	613,215
Total liabilities and stockholders’ equity (deficit)		$ 1,505,491	$ 1,199,103

[1]	Long-lived assets represent fixed assets, net of accumulated depreciation.